Dispositions - Schedule of Fair Value of Consideration Received and Receivable (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
IPO Share consideration	$ 1,463,518	$ 1,463,518
Liabilities:
Indemnification Clause	143,974	143,974	$ 143,974
Accounts payable, accrued expenses and other current liabilities	16,198
Contract liabilities	47,909
Total current liabilities held for sale	$ 64,107